REICH & TANG ASSET MANAGEMENT, LLC
                                600 Fifth Avenue
                            New York, NY 10020-2302




January 2, 2001




VIA EDGAR TRANSMISSION


Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:  North Carolina Daily Municipal Income Fund, Inc.
     Registration Statement No. 13
     File No. 33-41462


Dear Sir or Madam:

As manager of the above-referenced Fund, we are writing this letter to certify that:


(1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, do not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A (the "Registration Statement"), and


(2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on December 27, 2001 and became effective on December 28, 2001 pursuant to Rule 485(b).

Sincerely,



/s/Christine A. Bivetto
Christine A. Bivetto
Compliance Manager

Enclosures

cc:      North Carolina Daily Municipal Income Fund, Inc.
         Paul, Hastings, Janofsky & Walker LLP